CHINA CONTRIBUTION PLAN AND PROFIT APPROPRIATION - Additional Information (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Minimum percentage of profit after taxes required for appropriations to statutory reserve	10.00%	10.00%
Maximum statutory reserve accumulation percentage of entities registered capital	50.00%	50.00%
Statutory reserve	$ 12,730	79,312	78,478
Provision for statutory reserve	134	834	843
Total restricted net assets	$ 89,103	554,561	553,727